Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of trade and other payables

	2025 £m	2024 £m
Trade payables	3,535	3,462
Wages and salaries	1,513	1,465
Social security	138	125
ViiV Healthcare put option	822	915
Other payables	438	420
Deferred income	153	171
Customer return and rebate accruals and payables	6,450	6,486
Other accruals	2,332	2,291
	15,381	15,335

Summary of increase/(decrease) in financial liability and loss/(gain) in income statement	The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions, as at 31 December 2025.

Increase/(decrease) in financial liability and loss/(gain) in income statement	2025 £m	2024 £m
10% increase in sales forecasts*	88	92
15% increase in sales forecasts*	132	139
10% decrease in sales forecasts*	(87)	(92)
15% decrease in sales forecast*	(131)	(138)
1% (100 basis points) increase in discount rate	(16)	(22)
1.50% (150 basis points) increase in discount rate	(24)	(32)
1% (100 basis points) decrease in discount rate	18	23
1.50% (150 basis points) decrease in discount rate	27	34
10 cent appreciation of US Dollar	56	62
15 cent appreciation of US Dollar	86	97
10 cent depreciation of US Dollar	(47)	(53)
15 cent depreciation of US Dollar	(68)	(76)
10 cent appreciation of Euro	18	20
15 cent appreciation of Euro	28	31
10 cent depreciation of Euro	(14)	(17)
15 cent depreciation of Euro	(21)	(24)
*The sales forecast is for ViiV Healthcare sales only in respect of the ViiV Healthcare put option.